Subsequent Events	3 Months Ended	4 Months Ended
	Jul. 31, 2013	Apr. 30, 2013
Notes To Financial Statements [Abstract]
16. Subsequent Events

Note 11. Subsequent Events

In September 2013, the Company and an institutional investor (the "Institutional Investor") signed a Term Sheet with respect to a loan of up to $2,240,000 to be evidenced by 18 month original issue discount convertible debentures (the "Debentures") with gross proceeds of $2,000,000. The investor has agreed, subject to completion of due diligence, execution of a definitive Securities Purchase Agreement and customary closing conditions to lend the Company $1,500,000.  Payments on the Debentures are due 25% on November 1, 2014, 25% on January 1, 2015 and the remaining 50% on April 1, 2015 as a final payment. The Company has the option to pay the interest or principal in stock subject to certain "Equity Conditions" such as giving notice of its intent 20 trading days beforehand. The Company expects to receive the remaining $500,000 from other investors. To this end, in September 2013 Company entered into an engagement agreement with Laidlaw & Co. ("Laidlaw") to act as placement agent for the offering and receive customary compensation. Laidlaw has introduced the Institutional Investor. In addition, in September 2013 the Company entered into a letter of intent with Olympus Securities, LLC to raise the remaining $500,000 in exchange for customary compensation.

The Term Sheet provides that the Debentures may be converted at the holder's option at $0.3325 per share at any time after the closing. Warrants for 100% of the number of shares of common stock that could be bought at the conversion price will be issued at closing.  The warrants will have a five-year term and be exercisable for cash if an outstanding registration statement is in effect within 90 days of closing. The Debentures will bear 8% per annum interest and be amortizable in installments over their term. There can be no assurances that the offering will close and that the Company will receive any net proceeds.

Note 16. Subsequent Events

On May 14, 2013, in connection with his appointment as Executive Vice President, Corporate Development, the Company issued Mr. David Garrity 200,000 five year stock options, exercisable at $0.35 per share and vesting in two equal annual increments with the first vesting date being June 16, 2014, subject to Mr. Garrity providing services as an employee or as a consultant under a consulting agreement on each applicable vesting date. The options were valued at a fair value of $24,000. The cost associated will be recognized over 2 years as compensation expense. These options were valued using the Black-Sholes option pricing model and the assumptions are the same ones as disclosed in Note 12.

On June 1, 2013, the Company entered into an Addendum to Employment Agreement with David Garrity, reducing his salary to $100,000 per year and amending the severance terms so that Mr. Garrity is guaranteed at least $125,000 unless he terminates his employment, becomes disabled or dies, in which case the Company shall not owe any severance. Should the Company terminate the Employment Agreement after Mr. Garrity has received $125,000, the Company shall pay Mr. Garrity $50,000.

On May 14, 2013, in connection with the approval of his Employment Agreement, the Company issued Mr. Michael Matte 500,000 five-year stock options, exercisable at $0.35 per share which shall vest in three equal increments on April 30, 2014, 2015 and 2016, subject to continued service as an employee on each applicable vesting date. The Company also issued Mr. Matte 791,211 five-year stock options, exercisable at $0.35 per share valued at $154,945 which shall vest in seven equal monthly increments on the last calendar day of each month with the first vesting date being June 30, 2013, subject to continued service as an employee on each applicable vesting date. These options were valued using the Black-Sholes option pricing model and the assumptions are the same ones as disclosed in Note 12.

On May 16, 2013, the Company entered into a three year Employment Agreement with Michael Matte to serve as its Chief Financial Officer. In accordance with the Employment Agreement, from May 16, 2013 until December 31, 2013, Mr. Matte will be paid a base salary at a rate of $100,000 per year and thereafter will be paid $250,000 per year.

On May 16, 2013, the Company entered into a new three year Employment Agreement with Michael Mathews. In accordance with the Employment Agreement, Mr. Mathews will receive a base salary of $250,000 per year; however, his base salary will be $100,000 per year until the Compensation Committee determines that the Company's cash position permits an increase to $250,000 a year. In contrast to his old Employment Agreement, the new Employment Agreement does not include any guaranteed annual bonus.

Effective July 29, 2013, the Company entered into a new three year Employment Agreement with the President of Aspen University.  In accordance with the Employment Agreement, he will receive a base salary of $150,000. In contrast to his old Employment Agreement, the new Employment Agreement does not include any guaranteed annual bonuses.

Each of the new Employment Agreements mentioned in the previous paragraphs provide that, upon a change of control, the executive will receive 18 months' severance and benefits as well as 100% of target bonuses.

On June 27, 2013, the Company issued 317,143 shares of its common stock valued at $0.35 per share (based on recent sales of shares by the Company) to an investor relations firm pursuant to a 12 month service agreement. The $110,000 of expense will be recognized over the life of the contract. These options were valued using the Black-Sholes option pricing model and the assumptions are the same ones as disclosed in Note 12.

On July 1, 2013, the CEO loaned the Company $1,000,000 in the form of a promissory note bearing 10% per annum interest with principal and interest payable on December 31, 2013.

On July 24, 2013, the Company issued 300,000 shares of its common stock valued at $0.35 per share (based on recent sales of shares by the Company) to a business development consultant pursuant to a six month consulting agreement. The $105,000 of expense will be recognized over the life of the contract. These options were valued using the Black-Sholes option pricing model and the assumptions are the same ones as disclosed in Note 12.